Subsequent Events (Details)											12 Months Ended
	Mar. 08, 2024 USD ($) $ / shares	Jan. 03, 2024 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares	Apr. 19, 2023 USD ($) $ / shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 04, 2022 shares	May 07, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Outstanding principal											$ 1,010,934	$ 0
Stock Issued During Period, Shares, New Issues | shares					5,129	1,667	3,664	6,411	50,000	5,377
Proceeds from Issuance of Common Stock			$ 8,500,000
Public Offering
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.001
Warrants and Rights Outstanding, Term			5 years
First 588,599 shares of common stock issuable upon conversion | Pontifax
Subsequent Event [Line Items]
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice				90.00%
Shares of common stock issuable upon conversion				588,599							588,599
Share Price | $ / shares				$ 1.70
Convertible Debt
Subsequent Event [Line Items]
Share Price | $ / shares		$ 0.68
Proceeds from Issuance of Common Stock		$ 100,000
Convertible Debt | Pontifax
Subsequent Event [Line Items]
Amount repaid				$ 5,000,000
Outstanding principal				$ 3,000,000
Shares of common stock issuable upon conversion				588,599
Convertible Debt | First 588,599 shares of common stock issuable upon conversion | Pontifax
Subsequent Event [Line Items]
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice				90.00%
Shares of common stock issuable upon conversion											588,599
Reduction in conversion price | $ / shares				$ 1.70
Subsequent Event [Member] | Convertible Debt
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares		146,199
Subsequent Event [Member] | Convertible Debt | Pontifax
Subsequent Event [Line Items]
Outstanding principal	$ 2,900,585
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice	90.00%
Shares of common stock issuable upon conversion	442,400
Share Price | $ / shares	$ 1.70
Interest outstanding	$ 45,840